Document and Entity Information	6 Months Ended
Jun. 30, 2017 shares
Document And Entity Information [Abstract]
Entity Registrant Name	Seanergy Maritime Holdings Corp.
Entity Central Index Key	0001448397
Entity Filer Category	Non-accelerated Filer
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Current Fiscal Year End Date	--12-31
Entity Well Known Seasoned Issuer	No
Entity Common Stock Shares Outstanding	36,979,346
Document Type	6-K
Document Period End Date	Jun. 30, 2017
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	Q2
Amendment Flag	false